Debt (Details Narrative) - USD ($)							12 Months Ended
	Nov. 09, 2022	Aug. 10, 2022	Aug. 09, 2022	May 11, 2022	Feb. 09, 2022	Feb. 10, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 02, 2020	Dec. 31, 2019	Oct. 01, 2019
Debt Instrument [Line Items]
Procced from notes payable							$ 78,000	$ 0
Expenses paid on behalf of the company							938	30,528
Advances payable third party							18,223	18,223
Other notes payable							$ 78,000	0
Debt stated interest rate							12.00%
Maturity date					May 10, 2022
Issuance of shares			233,334	233,334	180,000
Issuance of shares value			$ 56,000	$ 70,000	$ 54,000
Incremental value of debt modification	$ 56,000	$ 70,000
Related party expense							$ 3,049
Derivative Liability							$ 148,165	150,953	$ 0
Fair value							$ 0.13
Volatility							261.14%
Expected term							6 months
Risk-free rate							4.76%
Dividend yield							0.00%
Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Procced from notes payable							$ 78,000
Interest rate							12.00%
Other notes payable							$ 78,000
Accrued interest							6,130
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Accrued interest							47,433	32,835
Face amount												$ 145,978
Debt stated interest rate												10.00%
Conversion price												$ 1.00
Convertible note balance							145,978	145,978
Convertible Notes Payable [Member] | Series 2019 A Unsecured Conv Note [Member]
Debt Instrument [Line Items]
Accrued interest							26,481	17,481
Face amount											$ 135,000
Debt stated interest rate											10.00%
Conversion price											$ 1.00
Unamortized discount											$ 135,000
Convertible note balance							75,000	75,000
Convertible Notes Payable [Member] | Series 2020 A Convertible Note [Member]
Debt Instrument [Line Items]
Face amount									$ 285,000
Debt stated interest rate									8.00%
Conversion price									$ 0.50
Warrants issued shares									142,500
Warrant exercise price									$ 0.50
Warrant term									5 years
Convertible Notes Payable [Member] | Series 2020 A Convertible Note [Member] | Non Related Party Portion [Member]
Debt Instrument [Line Items]
Accrued interest							40,297	24,297
Convertible note balance							200,000	200,000
Convertible Notes Payable [Member] | Secured Convertible Note [Member]
Debt Instrument [Line Items]
Accrued interest							9,380	5,630
Face amount										$ 125,000
Debt stated interest rate										3.00%
Conversion price										$ 0.50
Unamortized discount							0	21,815		$ 87,500
Convertible note balance							125,000	103,185
Amortization of debt discount							21,815
Convertible Notes Payable [Member] | A J B Convertible Note [Member]
Debt Instrument [Line Items]
Accrued interest							7,400	0
Face amount						$ 200,000
Debt stated interest rate						10.00%
Unamortized discount						$ 9,000	0	0
Convertible note balance							200,000	200,000
Original issuance discount						$ 16,000
Commitment fee						266,667
Derivative liabilities						$ 95,715
Maturity date					May 10, 2022
Issuance of shares					180,000
Issuance of shares value					$ 54,000
Related party expense							180,000
Third Party [Member]
Debt Instrument [Line Items]
Procced from notes payable								605
Expenses paid on behalf of the company								276
Payments on advances from third parties								30,420
Advances payable third party							$ 18,223	$ 18,223